Biological Assets And Inventory - Schedule of Estimates of Significant Inputs Related to Biological Assets and Inventory (Parenthetical) (Detail) - wk	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Average number of weeks	6	7
Stage of growth [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Average number of weeks	16